RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued liabilities by initiatives
Accrued liabilities	$ 168	$ 138	$ 113	$ 105
2013 and prior initiatives
Accrued liabilities by initiatives
Accrued liabilities	68	75
2014 initiatives
Accrued liabilities by initiatives
Accrued liabilities	75	$ 63
2015 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 25